Leases - Schedule of Lease Cost (Details) - Leases [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance lease cost:
Amortization of finance lease right-of-use asset	$ 90	$ 109	$ 211	$ 221
Interest on finance lease liabilities	68	74	114	149
Operating lease costs:
Lease cost	339	286	310	192
Variable lease cost			174	167
Total lease cost	497	469	809	729
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	147	114	139	191
Operating cash flows from finance leases	68	92	114	149
Financing cash flows from finance leases	$ 399	$ 362	$ 653	$ 471
Weighted-average remaining lease term
Finance leases	2 years 6 months	3 years	2 years 2 months 12 days	2 years 7 months 6 days
Operating leases	8 years 9 months 18 days	10 years 3 months 18 days	10 years 2 months 12 days	1 year
Weighted-average discount rate
Finance leases	17.70%	11.90%	12.50%	11.90%
Operating leases	15.70%	15.30%	15.30%	11.60%